Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value [Abstract]
Fair Value Disclosures
FAIR VALUE MEASUREMENTS
We have adopted the authoritative accounting guidance for fair value measurements, which does not determine or affect the circumstances under which fair value measurements are used, but defines fair value, expands disclosure requirements around fair value and specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's market assumptions.
These inputs create the following fair value hierarchy:

•	Level 1: Quoted prices for identical instruments in active markets.

•
Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
As required by the guidance for fair value measurements, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Thus, assets and liabilities categorized as Level 3 may be measured at fair value using inputs that are observable (Levels 1 and 2) and unobservable (Level 3). Management's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of assets and liabilities and their placement within the fair value hierarchy levels.
Balances Measured at Fair Value
The following tables show the fair values of certain of our financial instruments (in thousands).

	December 31, 2010
	Balance	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$145,623	$145,623	$—	$—
CRDA deposits	35,759	35,759	—	—
Liabilities
Derivative instruments	$11,871	$—	$11,871	$—

	December 31, 2009
	Balance	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$93,202	$93,202	$—	$—
Liabilities
Derivative instruments	$29,356	$—	$29,356	$—
The fair value of our cash and cash equivalents, classified in the fair value hierarchy as Level 1, is based on statements received from our banks at December 31, 2010 and 2009. The fair value of Borgata's CRDA deposits, classified in the fair value hierarchy as Level 1, is based on statements received from the CRDA at December 31, 2010 and 2009.
Our derivative instruments are classified in the fair value hierarchy as Level 2 as the LIBOR swap rate is observable at commonly quoted intervals for the full term of the interest rate swaps. See Note 11, Derivative Instruments for further discussion regarding the fair valuation of our interest rate swaps.
Balances Disclosed at Fair Value
The following table provides the fair value measurement information about our long-term debt at December 31, 2010 and 2009.

	December 31, 2010
	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
	(In thousands)
Bank credit facility	$1,425,000	$1,425,000	$1,346,625	Level 2
6.75% Senior Subordinated Notes due 2014	215,668	215,668	212,163	Level 1
7.125% Senior Subordinated Notes due 2016	240,750	240,750	217,879	Level 1
9.125% Senior Subordinated Notes due 2018	500,000	490,206	487,755	Level 1
Borgata bank credit facility	60,900	60,900	60,900	Level 2
Borgata 9.50% Senior Secured Notes due 2015	400,000	386,712	375,111	Level 1
Borgata 9.875% Senior Secured Notes due 2018	400,000	387,758	379,518	Level 1
Other	11,761	11,761	11,173	Level 3
Total long-term debt	$3,254,079	$3,218,755	$3,091,124

	December 31, 2009
	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
	(In thousands)
Bank credit facility	$1,916,900	$1,916,900	$1,686,872	Level 2
7.75% Senior Subordinated Notes Due 2012	158,832	158,832	160,420	Level 1
6.75% Senior Subordinated Notes Due 2014	248,668	248,668	223,801	Level 1
7.125% Senior Subordinated Notes Due 2016	240,750	240,750	206,925	Level 1
Other	12,413	12,413	11,792	Level 3
Total long-term debt	$2,577,563	$2,577,563	$2,289,810
The estimated fair value of the Amended Credit Facility is based on a relative value analysis performed on or about December 31, 2010 and 2009, respectively. The estimated fair value of Borgata's bank credit facility at December 31, 2010 approximates its carrying value due to the short-term nature and variable repricing of the underlying Eurodollar loans comprising the Borgata bank credit facility. The estimated fair values of our senior subordinated and senior notes and Borgata's senior secured notes are based on quoted market prices as of December 31, 2010 and 2009, respectively. Debt included in the “Other” category is fixed-rate debt that is due March 2013 and is not traded and does not have an observable market input; therefore, we have estimated its fair value based on a discounted cash flow approach, after giving consideration to the changes in market rates of interest, creditworthiness of both parties, and credit spreads.
There were no transfers between Level 1 and Level 2 measurements during the nine months ended December 31, 2010.